ADVANCES TO SUPPLIERS (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Advances to suppliers
Advances to suppliers	R$ 1,505,968	R$ 1,342,327
Current	64,115	59,564
Non current	1,441,853	1,282,763
Forestry development program and partnerships
Advances to suppliers
Advances to suppliers	1,441,853	1,282,763
Advance to suppliers - others
Advances to suppliers
Advances to suppliers	R$ 64,115	R$ 59,564